Post-employment benefits - Pension Plan Assets (Details) - EUR (€) € / shares in Units, € in Millions	Dec. 31, 2021	Dec. 31, 2020
Equity securities:
Equity securities	€ 221	€ 186
Fixed-income securities:
Cash and other short-term investments	6	114
Other investments:
Real estate funds	346	312
Insurance contracts	240	230
Investment funds	73
Derivatives	58	14
Total	€ 2,504	2,132
Short-term investments, fair value per unit (in Euro per unit)	€ 1.00
Investments quoted in active markets
Equity securities:
Equity securities	€ 221	186
Fixed-income securities:
Cash and other short-term investments	6	112
Other investments:
Real estate funds	39	31
Insurance contracts	0	0
Investment funds	0
Derivatives	0	0
Total	1,826	1,576
Unquoted investments
Equity securities:
Equity securities	0	0
Fixed-income securities:
Cash and other short-term investments	0	2
Other investments:
Real estate funds	307	281
Insurance contracts	240	230
Investment funds	73
Derivatives	58	14
Total	678	556
Corporate bonds and notes
Fixed-income securities:
Fixed-income securities	54	80
Corporate bonds and notes | Investments quoted in active markets
Fixed-income securities:
Fixed-income securities	54	51
Corporate bonds and notes | Unquoted investments
Fixed-income securities:
Fixed-income securities	0	29
Government bonds
Fixed-income securities:
Fixed-income securities	1,506	1,196
Government bonds | Investments quoted in active markets
Fixed-income securities:
Fixed-income securities	1,506	1,196
Government bonds | Unquoted investments
Fixed-income securities:
Fixed-income securities	€ 0	€ 0